Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule Of Property Plant And Equipment	Property, plant and equipment consisted of the following:

	As of September 30,	As of December 31,
	2022	2021
Development mockup	$418,721	$—

Total	$418,721	$—